Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Time deposits, $250,000 or more	$ 57,400,000	$ 71,300,000
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	131,484,617	141,385,500
After 1 Year, Within 2 Years	40,384,177	56,022,488
After 2 Years, Within 3 Years	15,459,977	23,139,815
After 3 Years, Within 4 Years	8,452,948	9,179,894
After 4 Years, Within 5 Years	19,762,977	6,394,059
Time Deposits	$ 215,544,696	$ 236,121,756